American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2024

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.9%
Curtiss-Wright Corp.	24,437	6,254,406
HEICO Corp.	14,655	2,799,105
		9,053,511
Beverages — 1.3%
Celsius Holdings, Inc.(1)	78,361	6,497,694
Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(1)	22,142	3,309,122
Amicus Therapeutics, Inc.(1)	344,388	4,056,891
Argenx SE, ADR(1)	7,120	2,803,286
BioMarin Pharmaceutical, Inc.(1)	47,462	4,145,331
Natera, Inc.(1)	53,234	4,868,782
Viking Therapeutics, Inc.(1)	29,445	2,414,490
		21,597,902
Building Products — 1.6%
Trane Technologies PLC	26,049	7,819,910
Capital Markets — 6.4%
ARES Management Corp., Class A	79,582	10,582,815
LPL Financial Holdings, Inc.	20,461	5,405,796
MSCI, Inc.	20,640	11,567,688
TPG, Inc.	77,439	3,461,523
		31,017,822
Chemicals — 2.4%
Avient Corp.	111,862	4,854,811
Element Solutions, Inc.	267,513	6,682,475
		11,537,286
Commercial Services and Supplies — 2.8%
Copart, Inc.(1)	60,550	3,507,056
Republic Services, Inc.	51,288	9,818,575
		13,325,631
Communications Equipment — 1.4%
Arista Networks, Inc.(1)	22,428	6,503,671
Containers and Packaging — 1.2%
Avery Dennison Corp.	26,244	5,858,973
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions, Inc.(1)	26,449	2,998,259
Duolingo, Inc.(1)	15,752	3,474,576
		6,472,835
Electrical Equipment — 5.1%
AMETEK, Inc.	51,505	9,420,265
Hubbell, Inc.	7,261	3,013,678
Regal Rexnord Corp.	34,553	6,222,995
Vertiv Holdings Co.	71,123	5,808,615
		24,465,553
Electronic Equipment, Instruments and Components — 0.8%
Keysight Technologies, Inc.(1)	25,759	4,028,192
Entertainment — 3.5%
Spotify Technology SA(1)	45,393	11,979,213
Take-Two Interactive Software, Inc.(1)	33,583	4,986,739
		16,965,952

Ground Transportation — 2.1%
Norfolk Southern Corp.	18,418	4,694,195
XPO, Inc.(1)	43,959	5,364,317
		10,058,512
Health Care Equipment and Supplies — 6.6%
Dexcom, Inc.(1)	92,557	12,837,656
GE HealthCare Technologies, Inc.	51,740	4,703,683
Glaukos Corp.(1)	30,585	2,883,860
Inspire Medical Systems, Inc.(1)	23,931	5,140,139
Insulet Corp.(1)	18,785	3,219,749
Shockwave Medical, Inc.(1)	9,592	3,123,443
		31,908,530
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	17,991	4,168,335
Hotels, Restaurants and Leisure — 8.2%
Airbnb, Inc., Class A(1)	47,298	7,802,278
Chipotle Mexican Grill, Inc.(1)	2,406	6,993,689
DoorDash, Inc., Class A(1)	64,320	8,858,150
Hilton Worldwide Holdings, Inc.	73,804	15,743,131
		39,397,248
Household Products — 3.0%
Church & Dwight Co., Inc.	138,383	14,434,731
Insurance — 1.3%
Ryan Specialty Holdings, Inc.	113,254	6,285,597
Interactive Media and Services — 0.5%
Match Group, Inc.(1)	65,307	2,369,338
IT Services — 1.6%
Cloudflare, Inc., Class A(1)	79,767	7,723,839
Life Sciences Tools and Services — 8.8%
Agilent Technologies, Inc.	64,685	9,412,314
Avantor, Inc.(1)	118,027	3,017,950
Bio-Techne Corp.	84,484	5,946,829
IQVIA Holdings, Inc.(1)	48,350	12,227,232
Mettler-Toledo International, Inc.(1)	8,820	11,741,978
		42,346,303
Machinery — 2.5%
Parker-Hannifin Corp.	16,645	9,251,124
Xylem, Inc.	22,745	2,939,564
		12,190,688
Media — 1.7%
Trade Desk, Inc., Class A(1)	92,419	8,079,269
Metals and Mining — 0.2%
Capstone Copper Corp.(1)	185,467	1,180,263
Oil, Gas and Consumable Fuels — 1.3%
Cheniere Energy, Inc.	32,175	5,189,184
Excelerate Energy, Inc., Class A	63,416	1,015,924
		6,205,108
Professional Services — 3.1%
Equifax, Inc.	17,224	4,607,765
Jacobs Solutions, Inc.	38,502	5,918,912
Verisk Analytics, Inc.	19,285	4,546,053
		15,072,730
Semiconductors and Semiconductor Equipment — 4.0%
Astera Labs, Inc.(1)	17,034	1,263,753
Enphase Energy, Inc.(1)	10,528	1,273,677

Marvell Technology, Inc.	33,485	2,373,417
Monolithic Power Systems, Inc.	10,908	7,389,297
Teradyne, Inc.	63,437	7,157,597
		19,457,741
Software — 13.5%
Atlassian Corp., Class A(1)	22,059	4,303,932
Cadence Design Systems, Inc.(1)	30,712	9,560,031
Crowdstrike Holdings, Inc., Class A(1)	37,818	12,124,073
Datadog, Inc., Class A(1)	85,579	10,577,564
HubSpot, Inc.(1)	19,567	12,259,900
Manhattan Associates, Inc.(1)	40,993	10,257,678
Palantir Technologies, Inc., Class A(1)	272,386	6,267,602
		65,350,780
Specialized REITs — 0.7%
SBA Communications Corp.	15,943	3,454,848
Specialty Retail — 1.3%
Burlington Stores, Inc.(1)	27,669	6,424,465
Textiles, Apparel and Luxury Goods — 2.6%
Lululemon Athletica, Inc.(1)	15,513	6,060,153
On Holding AG, Class A(1)	179,439	6,348,552
		12,408,705
Trading Companies and Distributors — 0.8%
Core & Main, Inc., Class A(1)	64,000	3,664,000
TOTAL COMMON STOCKS (Cost $321,581,229)		477,325,962
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,854	16,854
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 9/15/26, valued at $261,676), in a joint trading account at 5.28%, dated 3/28/24, due 4/1/24 (Delivery value $256,634)		256,484
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 3/31/27, valued at $4,771,655), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $4,680,755)		4,678,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.875% - 2.50%, 3/15/25 - 11/15/30, valued at $1,056,950), at 5.30%, dated 3/28/24, due 4/1/24 (Delivery value $1,036,610)		1,036,000
		5,970,484
TOTAL SHORT-TERM INVESTMENTS (Cost $5,987,338)		5,987,338
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $327,568,567)		483,313,300
OTHER ASSETS AND LIABILITIES — (0.1)%		(524,880)
TOTAL NET ASSETS — 100.0%		$482,788,420

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	20,768	USD	15,349	Goldman Sachs & Co.	6/28/24	$2
USD	1,010,233	CAD	1,370,579	Goldman Sachs & Co.	6/28/24	(2,865)
USD	41,072	CAD	55,658	Goldman Sachs & Co.	6/28/24	(69)
						$(2,932)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$476,145,699	$1,180,263	—
Short-Term Investments	16,854	5,970,484	—
	$476,162,553	$7,150,747	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,934	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.